United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___123104___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		__123104_____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     6007   150774 SH       SOLE                   150374
Altera Corp.                   COM              021441100     2122   102520 SH       SOLE                   101920
American Intl Group            COM              026874107      222     3373 SH       SOLE                     3373
Amgen Inc                      COM              031162100     3982    62081 SH       SOLE                    61781
Applied Materials Inc          COM              038222105     6546   382820 SH       SOLE                   382020
BP PLC - Sp ADR                COM              055622104      273     4670 SH       SOLE                     4670
Bank of America                COM              060505104      615    13097 SH       SOLE                    13097
Best Buy Company               COM              086516101     5472    92085 SH       SOLE                    91960
Bright Horizons Family Solutio COM              109195107     2215    34205 SH       SOLE                    34080
CDW Corporation                COM              12512n105     2851    42965 SH       SOLE                    42665
Cass Info Systems, Inc.        COM              14808p109      350    10010 SH       SOLE                    10010
Cathay General Bancorp         COM              149150104     4995   133210 SH       SOLE                   132810
Cisco Systems Inc              COM              17275R102     4465   231088 SH       SOLE                   230713
Coca Cola                      COM              191216100      416     9989 SH       SOLE                     9989
D.R. Horton Inc.               COM              23331a109     1478    36655 SH       SOLE                    36530
Dentsply International         COM              249030107     4811    85610 SH       SOLE                    85310
Express Scripts                COM              302182100     5154    67420 SH       SOLE                    67245
Exxon/Mobil Corp               COM              30231G102      246     4806 SH       SOLE                     4806
Fiserv Inc                     COM              337738108     4754   118285 SH       SOLE                   117785
General Elec                   COM              369604103     1053    28836 SH       SOLE                    28836
Hanmi Financial Corporation    COM              410495105     2485    69145 SH       SOLE                    68795
Hibbett Sporting Goods Inc.    COM              428565105     3064   115149 SH       SOLE                   114799
Infosys Technologies LTD       COM              456788108     2030    29295 SH       SOLE                    29195
Int'l Rectifier Corp.          COM              460254105     3877    86997 SH       SOLE                    86997
Investors Financial SVCS       COM              461915100     4693    93895 SH       SOLE                    93595
JDS Uniphase Corp              COM              46612J101       99    31125 SH       SOLE                    31125
Johnsn & Johnsn                COM              478160104      214     3380 SH       SOLE                     3380
L-3 Comm Holdings              COM              502424104     5608    76565 SH       SOLE                    76365
Leucadia Natl                  COM              527288104      559     8041 SH       SOLE                     8041
MBNA Corp                      COM              55262L100      390    13844 SH       SOLE                    13844
Microsoft Corp                 COM              594918104      560    20974 SH       SOLE                    20974
Mine Safety Appliances Co.     COM              602720104     3328    65650 SH       SOLE                    65175
Monster Worldwide              COM              611742107     5343   158828 SH       SOLE                   158828
Oshkosh Truck Corp             COM              688239201     5844    85470 SH       SOLE                    85170
Pepsico                        COM              713448108      245     4700 SH       SOLE                     4700
Qualcomm Inc                   COM              747525103     6067   143088 SH       SOLE                   142838
Royal Dutch Pete               COM              780257705      218     3800 SH       SOLE                     3800
SCP Pool Corp                  COM              784028102     6484   203256 SH       SOLE                   202556
Scansource Inc                 COM              806037107     4316    69440 SH       SOLE                    69140
School Specialty Inc           COM              807863105     2369    61425 SH       SOLE                    60895
Sungard Data                   COM              867363103     7646   269885 SH       SOLE                   269185
Target Corp                    COM              87612E106     5131    98815 SH       SOLE                    98665
Teva Pharm Ind-SP ADR          COM              881624209     6253   209404 SH       SOLE                   208854
Texas Regional Bancshares - A  COM              882673106     4438   135795 SH       SOLE                   135345
Toll Brothers Inc              COM              889478103     1268    18475 SH       SOLE                    18400
Tractor Supply                 COM              892356106     4643   124770 SH       SOLE                   124370
US Bancorp                     COM              902973304      202     6465 SH       SOLE                     6465
United Stationers              COM              913004107      271     5874 SH       SOLE                     5874
Williams-Sonoma Inc            COM              969904101     5828   166325 SH       SOLE                   166025
Yahoo                          COM              984332106     6362   168833 SH       SOLE                   168633
Yankee Candle Comp             COM              984757104     5426   163530 SH       SOLE                   163130